Related Party Transactions (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Short term loans - related parties	$ 892,510	$ 1,061,360
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	751,029	84,831
Dandan Liu [Member]
Related Party Transaction [Line Items]
Short term loans - related parties		440,638
Yuxiang Qi [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	112,778	436,275
Rongbing Cui [Member]
Related Party Transaction [Line Items]
Short term loans - related parties		31,993
Wenbin Pang [Member]
Related Party Transaction [Line Items]
Short term loans - related parties		29,085
Yan Fu [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	28,703	29,085
Rongjie Cui [Member]
Related Party Transaction [Line Items]
Short term loans - related parties		4,363
Jichang Zhang [Member]
Related Party Transaction [Line Items]
Short term loans - related parties		2,909
Fucheng Sun [Member]
Related Party Transaction [Line Items]
Short term loans - related parties		$ 2,181